Business Acquisition - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 13, 2021	Oct. 18, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Cash Earnouts			$ 1,100
Future milestone payments			5,900
Goodwill			715,258	$ 715,258	$ 718,204	$ 377,100
Class A Common Stock
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		29,431,260
Future milestone payments			$ 1,100
Future Milestone Payments, Shares			300,000
Betcha
Business Acquisition [Line Items]
Acquisition Date	Dec. 13, 2021
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cash consideration	$ 759
Cash Earnouts	3,400		$ 2,100
Future milestone payments	9,500		2,500
Definite-lived intangible assets			900
Goodwill	31,931		2,900
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	21,306		$ 2,600
Betcha | Class A Common Stock
Business Acquisition [Line Items]
Cash consideration	$ 800
Stock Issued During Period, Shares, Acquisitions	2,100,000